Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2020
Other comprehensive income/(loss)
Schedule of changes in the composition of accumulated other comprehensive income/(loss) attributable to ordinary shareholders

	Foreign currency translation adjustments	Net unrealized gains/(losses) on available-for-sale securities	Total
	RMB’000	RMB’000	RMB’000
Balances as of December 31, 2017	661,685	1,180,396	1,842,081
Cumulative effect of changes in accounting principles related to financial instruments	—	(1,156,642)	(1,156,642)
Other comprehensive income/(loss)	2,696,784	(23,127)	2,673,657

Balances as of December 31, 2018	3,358,469	627	3,359,096
Other comprehensive income	749,865	54,186	804,051

Balances as of December 31, 2019	4,108,334	54,813	4,163,147
Other comprehensive loss	(7,656,413)	(54,802)	(7,711,215)

Balances as of December 31, 2020	(3,548,079)	11	(3,548,068)